Company and Basis of Presentation	9 Months Ended
Sep. 30, 2023
Company and Basis of Presentation [Abstract]
COMPANY AND BASIS OF PRESENTATION

NOTE 1 – COMPANY AND BASIS OF PRESENTATION

Organization

SS Innovations International, Inc. (the “Company” or “SSII”) was incorporated as AVRA Surgical Microsystems, Inc. in the State of Florida on February 4, 2015. Effective November 5, 2015, the Company’s corporate name was changed to Avra Medical Robotics, Inc. The Company was established and is continuing to develop advanced medical and surgical robotic systems.

On April 14, 2023, a wholly owned subsidiary of the Company merged with CardioVentures, Inc., a Delaware corporation (“CardioVentures”), which is the indirect parent of Sudhir Srivastava Innovations Pvt. Ltd., an Indian private limited company engaged in the business of developing innovative surgical robotic technologies. As a result of such a transaction, a “change in control” of the Company took place. In addition, among other matters, the Company changed its name to “SS Innovations International, Inc.” and implemented a one for ten reverse stock split. The financial statements, financial information and share and per share information contained in this report reflect the operations of both the Company and CardioVentures and give pro forma effect to the reverse stock split.

The significant accounting policies of SSII were described in Note 1 to the audited financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, and were also included in financial statements subsequently filed under cover of a Form 8-K/A on June 26, 2023. There have been no significant changes in the Company’s significant accounting policies for the quarterly period ended September 30, 2023.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis which implies the Company will continue to meet its obligations for the next 12 months as of the date these financial statements are issued.

The Company has a working capital surplus of US$ 11,031,690 and an accumulated deficit of $21,085,962 as of September 30, 2023. The Company also had a net loss of $4,822,406 for the nine months ended September 30, 2023.

The Company launched the commercial sale of its “SSI Mantra” surgical robotic system in India in the last quarter of 2022, which has been well received by hospitals and healthcare institutions there and in the quarter ended September 30, 2023, the Company recorded its first export sale to Dubai, UAE. As of September 30, 2023, the Company has sold overall twelve surgical robotic systems and is now generating regular revenues as additional purchase orders are also being received. In addition to these twelve surgical robotic systems sold, Company has also installed two systems on pay per use basis in two hospitals in India for a predefined number of procedures post which the Company expects to receive regular purchase order for its surgical robotic system from these hospitals. Considering that the pay-per-use model installations at two hospitals were done towards the latter part of the quarter and not many procedures were done as yet on these two installations, no revenues have yet been recognized from these two installations during the quarter ended September 30, 2023. During the quarter ended September 30, 2023, the Company has also installed its surgical robotic system in Johns Hopkins hospital under an agreement for conducting medical education training program with human cadaver and/or animal anatomical tissue specimens.

The Company has also been able to augment its financial resources to further supplement its operations and in this regard, on April 15, 2023, the Company executed a Convertible Promissory Note (the “Line of Credit Note”) with Sushruta Pvt Ltd. (“SPL”), the Bahamian holding company owned by Dr. Sudhir Srivastava, our Chairman, Chief Executive Officer and principal shareholder. Pursuant to the Line of Credit Note, SPL, in its discretion could make multiple advances to the Company through December 31, 2023 (the “Maturity Date”), in an aggregate amount of up to $US 20.0 million for working capital purposes and the advances under the Line of Credit Note do not bear interest and are due and payable on or before the Maturity Date. SPL, at its option, could also convert the principal amount of any advance into shares of our common stock, at a conversion price of US$0.74 per share. As of September 27, 2023, SPL had advanced a total of US$16,980,000 advances under the Line of Credit Note. On September 27, 2023, SPL exercised its option to convert the outstanding balance US$16,980,00 balance of the Line of Credit Note in full into 22,945,946 shares of our common stock at a conversion price of US$0.74 per share.

This conversion of funds advanced under the Line of Credit Note and subsequently converted into equity has resulted in a significant improvement in the Company’s stockholders’ equity and working capital position. As of September 30, 2023, the Company had stockholders’ equity of US$ 15.76 million and a working capital surplus of US$ 11.03 million as compared to stockholders’ equity of US$ 821,595 and a working capital deficit of US$ 2.88 million as of June 30, 2023.

The management of the Company is making efforts to raise further funding to scale up operations and meet its longer-term capital needs. While management of the Company believes that it will be successful in its capital formation and planned expansion of its operating activities, there can be no assurance that the Company will be able to raise additional equity capital or be successful in generating additional revenues and ultimately achieving profitability. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Basis of Presentation

The accompanying unaudited condensed financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and in accordance with the rules and regulations of the Securities and Exchange Commission.  Therefore, they do not include all information and footnotes normally included in annual consolidated financial statements and should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, and financial statements subsequently filed under cover of a Form 8-K/A on June 26, 2023. In the opinion of the Company’s management, the accompanying unaudited condensed financial statements contain all the adjustments necessary (consisting only of normal recurring accruals) to present the financial position of the Company as of September 30, 2023, and the results of operations and cash flows for the periods presented. The results of operations for the quarterly period ended September 30, 2023, are not necessarily indicative of the operating results for the full fiscal year or any future period.